OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Other [Abstract]
Transaction costs	$ (9)	$ (22)	$ (6)
Change in fair value of property, plant and equipment	(33)	(36)	(45)
Unrealized loss on available-for-sale securities	0	0	(25)
Other	14	20	13
Other expenses, net	$ (28)	$ (38)	$ (63)